Trade Receivables	12 Months Ended
Mar. 31, 2025
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Trade Receivables
(6) Trade Receivables
Trade receivables are classified as financial assets measured at amortized cost.
Trade receivables as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Trade accounts and notes receivable	¥986,390	¥894,214
Other	262,102	275,099
Allowance for impairment losses	(8,402)	(8,466)

Total	¥1,240,090	¥1,160,847

The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Balance at beginning of year	¥8,845	¥8,620	¥8,402

Remeasurement	¥297	¥274	¥490
Write-offs	(757)	(1,114)	(133)
Exchange differences on translating foreign operations	235	622	(293)

Balance at end of year	¥8,620	¥8,402	¥8,466